VIRTUS NFJ Dividend Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2022
($ reported in thousands)
	Shares	Value
Common Stocks—98.9%
Communication Services—4.6%
Comcast Corp. Class A	315,209	$ 14,758
Verizon Communications, Inc.	459,409	23,402
		38,160

Consumer Discretionary—9.5%
Best Buy Co., Inc.	82,075	7,460
Dollar General Corp.	39,492	8,792
DR Horton, Inc.	105,071	7,829
Home Depot, Inc. (The)	79,913	23,920
McDonald’s Corp.	70,353	17,397
MDC Holdings, Inc.	208,000	7,871
Wendy’s Co. (The)	294,250	6,465
		79,734

Consumer Staples—0.9%
Walmart, Inc.	49,491	7,370
Energy—4.2%
EOG Resources, Inc.	58,400	6,963
ONEOK, Inc.	154,141	10,887
Phillips 66	82,047	7,088
Valero Energy Corp.	103,097	10,469
		35,407

Financials—17.5%
Allstate Corp. (The)	68,074	9,429
Bank of America Corp.	171,132	7,054
BlackRock, Inc. Class A	7,801	5,961
Blackstone Mortgage Trust, Inc. Class A	287,542	9,141
Blackstone, Inc.	62,375	7,918
Citigroup, Inc.	491,014	26,220
Fidelity National Financial, Inc.	200,565	9,796
JPMorgan Chase & Co.	198,045	26,998
Kinsale Capital Group, Inc.	65,012	14,824
Morgan Stanley	171,829	15,018
MSCI, Inc. Class A	12,455	6,263
S&P Global, Inc.	19,228	7,887
		146,509

Health Care—12.3%
Abbott Laboratories	122,402	14,487
	Shares	Value

Health Care—continued
AbbVie, Inc.	52,608	$ 8,528
Chemed Corp.	10,483	5,310
Johnson & Johnson	82,444	14,612
Merck & Co., Inc.	414,198	33,985
Thermo Fisher Scientific, Inc.	26,037	15,379
UnitedHealth Group, Inc.	21,731	11,082
		103,383

Industrials—11.4%
Cintas Corp.	14,386	6,120
FedEx Corp.	77,191	17,861
Honeywell International, Inc.	34,236	6,662
Leidos Holdings, Inc.	72,375	7,818
Lockheed Martin Corp.	24,090	10,633
Norfolk Southern Corp.	74,611	21,280
Stanley Black & Decker, Inc.	60,567	8,467
TransUnion	76,264	7,881
Waste Management, Inc.	55,720	8,832
		95,554

Information Technology—16.3%
Apple, Inc.	48,869	8,533
Broadcom, Inc.	51,117	32,187
Cisco Systems, Inc.	271,646	15,147
Global Payments, Inc.	93,053	12,733
Mastercard, Inc. Class A	33,996	12,150
Microsoft Corp.	70,812	21,832
Texas Instruments, Inc.	182,569	33,498
		136,080

Materials—8.1%
Air Products & Chemicals, Inc.	54,224	13,551
Celanese Corp.	145,514	20,790
LyondellBasell Industries N.V. Class A	80,527	8,280
Packaging Corp. of America	91,887	14,344
Royal Gold, Inc.	74,140	10,475
		67,440

Real Estate—9.8%
Alexandria Real Estate Equities, Inc.	39,227	7,894
American Tower Corp.	138,916	34,898
	Shares	Value

Real Estate—continued
Crown Castle International Corp.	95,194	$ 17,573
Medical Properties Trust, Inc.	594,412	12,566
Sun Communities, Inc.	51,649	9,054
		81,985

Utilities—4.3%
NextEra Energy, Inc.	299,397	25,362
WEC Energy Group, Inc.	105,029	10,483
		35,845

Total Common Stocks (Identified Cost $655,458)		827,467

Total Long-Term Investments—98.9% (Identified Cost $655,458)		827,467

Short-Term Investment—1.0%
Money Market Mutual Fund—1.0%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 0.194%)(1)	8,909,307	8,909
Total Short-Term Investment (Identified Cost $8,909)		8,909

TOTAL INVESTMENTS—99.9% (Identified Cost $664,367)		$836,376
Other assets and liabilities, net—0.1%		429
NET ASSETS—100.0%		$836,805

Abbreviations:
MSCI	Morgan Stanley Capital International
S&P	Standard & Poor’s

Footnote Legend:
(1)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
See Notes to Schedule of Investments

VIRTUS NFJ Dividend Value Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022
($ reported in thousands)
The following table summarizes the market value of the Fund’s investments as of March 31, 2022, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at March 31, 2022	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$827,467	$827,467
Money Market Mutual Fund	8,909	8,909
Total Investments	$836,376	$836,376
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at March 31, 2022.
There were no transfers into or out of Level 3 related to securities held at March 31, 2022.
See Notes to Schedule of Investments

VIRTUS NFJ DIVIDEND VALUE FUND
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2022
Note 1. Security Valuation
The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are illiquid, or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange-traded funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt securities, including convertible bonds, and restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt securities that are internally fair valued by the Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.
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